Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2020	2019	2018
Interest expense on financial debts	(94)	(81)	(10)
Interest expense from discounting long-term liabilities	(17)	(21)	(9)
Interest expense on lease liabilities(1)	(13)	(11)	(5)
Total interest expense	(124)	(113)	(24)
(1)     For the year ended December 31, 2018, interest expense on finance leases was included in "Interest expense on lease liabilities".

Disclosure of components of other financial income & expense
Other financial income & expense

($ millions)	2020	2019	2018
Interest income	6	8	2
Loss on extinguishment of financial debt	—	(4)	—
Other financial expense	(9)	(18)	(3)
Monetary loss from hyperinflation accounting	(4)	(2)	(1)
Currency result, net	(22)	(16)	(26)
Total other financial income & expense	(29)	(32)	(28)